Note 10 - Net Restructuring Expense by Division (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Corporate Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	€ (4)	€ (19)	€ 42
Investment Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	(3)	15	47
Private Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	228	(113)	173
Asset Management [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	0	0	2
Corporate & Other [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	(1)	(2)	(2)
Total Net Restructuring Charges [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	€ 220	€ (118)	€ 261